UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2012

Principal			Interest
Amount		Security	Rate		*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-45.6%
		Fannie Mae:
$530	M	10/19/12		0.12%		$ 529,968
700	M	12/12/12		0.14		699,811
727	M	12/19/12		0.14		726,777
		Federal Home Loan Bank:
500	M	10/3/12		0.11		499,997
500	M	12/5/12		0.14		499,878
250	M	7/17/13		0.35		250,062
1,000	M	Freddie Mac, 10/15/2012		0.10		999,961
Total Value of U.S. Government Agency Obligations (cost $4,206,454)						4,206,454
		VARIABLE AND FLOATING RATE NOTES-21.8%
		Federal Farm Credit Bank:
400	M	3/6/13		0.26		400,026
340	M	10/15/13		0.28		340,321
370	M	Freddie Mac, 3/21/2013		0.18		370,072
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.20		400,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co., Project B 12/1/33		0.20		200,000
300	M	Exxon Pipeline Co., Project C 12/1/33		0.20		300,000
Total Value of Variable and Floating Rate Notes (cost $2,010,419)						2,010,419
		CORPORATE NOTES-13.0%
500	M	Coca-Cola Co., 10/4/2012	(a)	0.23		499,990
400	M	Dell, Inc., 10/15/2012	(a)	0.15		399,977
300	M	Northwest Natural Gas Co., 2/13/2013	(a)	0.30		299,662
Total Value of Corporate Notes (cost $1,199,629)						1,199,629
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-19.5%
		U.S. Treasury Bills:
800	M	10/11/12		0.09		799,981
500	M	11/8/12		0.08		499,958
500	M	11/15/12		0.09		499,944
Total Value of Short-Term U.S. Government Obligations (cost $1,799,883)						1,799,883
Total Value of Investments (cost $9,216,385)**		99.9%				9,216,385
Other Assets, Less Liabilities		.1				7,126
Net Assets		100.0%				$ 9,223,511

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2012.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2012, the Fund held three Section 4(2)
securities with an aggregate value of $1,199,629 representing 13.0% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$4,206,454	$-	$4,206,454
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,110,419	-	1,110,419
Municipal Bonds	-	900,000	-	900,000
Corporate Notes	-	1,199,629	-	1,199,629
Short-Term U.S. Government Obligations	-	1,799,883	-	1,799,883
Total Investments in Securities	$-	$9,216,385	$-	$9,216,385

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-92.8%
			Consumer Discretionary-14.4%
80,850			American Eagle Outfitters, Inc.		$ 1,704,318
88,750		*	Deckers Outdoor Corporation		3,251,800
205,975		*	Express, Inc.		3,052,549
43,750			Foot Locker, Inc.		1,553,125
68,550		*	Iconix Brand Group, Inc.		1,250,352
60,925			Men's Wearhouse, Inc.		2,097,648
31,200			PVH Corporation		2,924,064
325,750			Regal Entertainment Group - Class "A"		4,583,303
142,625		*	WMS Industries, Inc.		2,336,198
					22,753,357
			Consumer Staples-2.0%
35,625			Cal-Maine Foods, Inc.		1,600,987
115,991		*	Dole Food Company, Inc.		1,627,354
					3,228,341
			Energy-7.0%
89,100		*	Denbury Resources, Inc.		1,439,856
142,137		*	Matrix Service Company		1,502,388
92,475		*	Midstates Petroleum Company, Inc.		799,909
288,125		*	PetroQuest Energy, Inc.		1,933,319
21,700		*	Plains Exploration & Production Company		813,099
68,900		*	Resolute Energy Corporation		611,143
43,850			Sunoco, Inc.		2,053,496
39,100		*	Whiting Petroleum Corporation		1,852,558
					11,005,768
			Financials-19.2%
7,652		*	Alleghany Corporation		2,639,481
62,200			American Financial Group, Inc.		2,357,380
589,500			Anworth Mortgage Asset Corporation (REIT)		4,008,600
92,550			Aspen Insurance Holdings, Ltd.		2,821,849
230,850			Capitol Federal Financial, Inc.		2,760,966
98,650		*	EZCORP, Inc. - Class "A"		2,262,045
1,700		*	Markel Corporation		779,433
473,500			MFA Financial, Inc. (REIT)		4,024,750
63,075			Mid-America Apartment Communities, Inc. (REIT)		4,119,428
136,600			Montpelier Re Holdings, Ltd.		3,022,958
81,350		*	PHH Corporation		1,655,473
					30,452,363
			Health Care-10.7%
68,525		*	Endo Health Solutions, Inc.		2,173,613
49,200		*	Life Technologies Corporation		2,404,896
83,500		*	Magellan Health Services, Inc.		4,309,435
46,850		*	MEDNAX, Inc.		3,487,982
114,600		*	Myriad Genetics, Inc.		3,093,054
51,175			PerkinElmer, Inc.		1,508,127
					16,977,107
			Industrials-5.3%
66,700			Applied Industrial Technologies, Inc.		2,763,381
81,625			EMCOR Group, Inc.		2,329,577
22,425			Kennametal, Inc.		831,519
15,450			Precision Castparts Corporation		2,523,603
					8,448,080
			Information Technology-20.9%
113,900		*	Avnet, Inc.		3,313,351
154,325		*	Compuware Corporation		1,529,361
274,450		*	Comverse Technology, Inc.		1,687,867
242,000			Convergys Corporation		3,792,140
39,700		*	Cymer, Inc.		2,027,082
51,350			Cypress Semiconductor Corporation		550,472
292,550		*	Emulex Corporation		2,109,285
34,425			IAC/InterActiveCorp		1,792,165
68,175			j2 Global, Inc.		2,237,503
280,425		*	Kulicke and Soffa Industries, Inc.		2,916,420
112,600		*	Microsemi Corporation		2,259,882
348,925		*	QLogic Corporation		3,984,724
301,010		*	TriQuint Semiconductor, Inc.		1,520,101
332,800		*	Vishay Intertechnology, Inc.		3,271,424
					32,991,777
			Materials-12.2%
47,200			AptarGroup, Inc.		2,440,712
136,600		*	Chemtura Corporation		2,352,252
29,800		*	Innospec, Inc.		1,010,816
114,000			Olin Corporation		2,477,220
21,300			Royal Gold, Inc.		2,127,018
40,550			Schnitzer Steel Industries, Inc. - Class "A"		1,141,483
61,775			Sensient Technologies Corporation		2,270,849
71,125			Tronox, Ltd. - Class "A"		1,610,981
52,800			Westlake Chemical Corporation		3,857,568
					19,288,899
			Telecommunication Services-1.1%
191,300		*	Premiere Global Services, Inc.		1,788,655
Total Value of Common Stocks (cost $116,082,250)					146,934,347
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-7.0%
			U.S. Treasury Bills:
$2,000	M		0.061%, 10/4/2012		1,999,983
3,500	M		0.08%, 10/4/2012		3,499,961
1,000	M		0.067%, 10/18/2012		999,964
2,500	M		0.086%, 11/29/2012		2,499,636
2,000	M		0.05%, 12/13/2012		1,999,792
Total Value of Short-Term U.S. Government Obligations (cost $10,999,336)					10,999,336
Total Value of Investments (cost $127,081,586)				99.8%	157,933,683
Other Assets, Less Liabilities				.2	337,213
Net Assets				100.0%	$ 158,270,896

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trust

At September 30, 2012, the cost of investments for federal
income tax purposes was $127,517,862. Accumulated net
unrealized appreciation on investments was $30,415,821,
consisting of $34,302,638 gross unrealized appreciation and
$3,886,817 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$146,934,347	$-	$-	$146,934,347
Short-Term U.S. Government
Obligations	-	10,999,336	-	10,999,336
Total Investments in Securities*	$146,934,347	$10,999,336	$-	$157,933,683

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND +
September 30, 2012

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-95.0%
			Consumer Discretionary-9.0%
19,600			Comcast Corporation - Special Shares "A"		$ 682,080
14,300			Dana Holding Corporation		175,890
20,200		*	Delphi Automotive, PLC		626,200
6,100			Genuine Parts Company		372,283
12,200			Home Depot, Inc.		736,514
19,550			Lowe's Companies, Inc.		591,192
4,400			McDonald's Corporation		403,700
37,300			Newell Rubbermaid, Inc.		712,057
8,100			Omnicom Group, Inc.		417,636
10,200			Regal Entertainment Group - Class "A"		143,514
17,900			Staples, Inc.		206,208
6,900			Target Corporation		437,943
12,466			Time Warner, Inc.		565,084
12,900			Walt Disney Company		674,412
					6,744,713
			Consumer Staples-12.9%
29,500			Altria Group, Inc.		985,005
10,500			Avon Products, Inc.		167,475
2,400			Beam, Inc.		138,096
20,400			Coca-Cola Company		773,772
10,900			ConAgra Foods, Inc.		300,731
19,200			CVS Caremark Corporation		929,664
8,600			Dr. Pepper Snapple Group, Inc.		382,958
7,400			H.J. Heinz Company		414,030
13,400			Kimberly-Clark Corporation		1,149,452
18,500			Kraft Foods, Inc. - Class "A"		764,975
4,000			Nu Skin Enterprises, Inc. - Class "A"		155,320
7,046			PepsiCo, Inc.		498,645
10,300			Philip Morris International, Inc.		926,382
11,400		*	Prestige Brands Holdings, Inc.		193,344
10,400			Procter & Gamble Company		721,344
27,700			Roundy's, Inc.		167,585
13,300			Wal-Mart Stores, Inc.		981,540
					9,650,318
			Energy-11.2%
14,550			Chevron Corporation		1,695,948
16,100			ConocoPhillips		920,598
8,400			Devon Energy Corporation		508,200
9,550			Ensco, PLC Class - "A"		521,048
15,600			ExxonMobil Corporation		1,426,620
12,900			Marathon Oil Corporation		381,453
7,900			Marathon Petroleum Corporation		431,261
2,600			National Oilwell Varco, Inc.		208,286
7,400			Occidental Petroleum Corporation		636,844
15,200			Royal Dutch Shell, PLC - Class "A" (ADR)		1,055,032
4,800			Seadrill, Ltd.		188,256
7,300			Tidewater, Inc.		354,269
					8,327,815
			Financials-11.0%
7,100			ACE, Ltd.		536,760
3,800			Ameriprise Financial, Inc.		215,422
18,500			Berkshire Hills Bancorp, Inc.		423,280
3,922			Chubb Corporation		299,170
28,400			FirstMerit Corporation		418,332
7,400			Invesco, Ltd.		184,926
3,800			iShares S&P U.S. Preferred Stock Index Fund		151,468
29,800			JPMorgan Chase & Company		1,206,304
7,500			M&T Bank Corporation		713,700
6,200			MetLife, Inc.		213,652
11,100			New York Community Bancorp, Inc.		157,176
13,600			People's United Financial, Inc.		165,104
7,100			PNC Financial Services Group, Inc.		448,010
10,600			Protective Life Corporation		277,826
19,900			Select Income REIT (REIT)		489,938
10,500			Tompkins Financial Corporation		425,460
6,200			Travelers Companies, Inc.		423,212
4,400			U.S. Bancorp		150,920
31,700			Wells Fargo & Company		1,094,601
24,500			Westfield Financial, Inc.		183,505
					8,178,766
			Health Care-13.3%
16,100			Abbott Laboratories		1,103,816
11,300			Baxter International, Inc.		680,938
4,500			Becton, Dickinson & Company		353,520
12,400			Covidien, PLC		736,808
11,800			GlaxoSmithKline, PLC (ADR)		545,632
21,450			Johnson & Johnson		1,478,120
36,070			Merck & Company, Inc.		1,626,757
13,000			Novartis AG (ADR)		796,380
3,050		*	Par Pharmaceutical Companies, Inc.		152,439
66,900			Pfizer, Inc.		1,662,465
6,800			UnitedHealth Group, Inc.		376,788
30,500			Warner Chilcott, PLC - Class "A"		411,750
					9,925,413
			Industrials-12.4%
7,400			3M Company		683,908
1,900		*	ADT Corporation	(a)	68,400
9,600			Dover Corporation		571,104
4,800			Dun & Bradstreet Corporation		382,176
10,400			Eaton Corporation		491,504
3,700		*	Esterline Technologies Corporation		207,718
8,200			Generac Holdings, Inc.		187,698
5,000			General Dynamics Corporation		330,600
55,400			General Electric Company		1,258,134
13,500			Honeywell International, Inc.		806,625
26,350			ITT Corporation		530,953
7,900		*	Mobile Mini, Inc.		132,009
15,900			TAL International Group, Inc.		540,282
11,900			Textainer Group Holdings, Ltd.		363,545
10,500			Triumph Group, Inc.		656,565
16,625			Tyco International, Ltd.		935,323
4,100			United Parcel Service, Inc. - Class "B"		293,437
7,600			United Technologies Corporation		595,004
8,100			Xylem, Inc.		203,715
					9,238,700
			Information Technology-9.4%
7,100			Automatic Data Processing, Inc.		416,486
42,200			Cisco Systems, Inc.		805,598
12,100			Hewlett-Packard Company		206,426
42,200			Intel Corporation		957,096
43,400			Intersil Corporation - Class "A"		379,750
9,200			Maxim Integrated Products, Inc.		244,904
50,950			Microsoft Corporation		1,517,291
12,150			Molex, Inc.		319,302
9,500			Oracle Corporation		299,155
10,000			QUALCOMM, Inc.		624,900
18,350			TE Connectivity, Ltd.		624,083
6,800			Texas Instruments, Inc.		187,340
24,100			Western Union Company		439,102
					7,021,433
			Materials-5.5%
16,600			Bemis Company, Inc.		522,402
2,900			Compass Minerals International, Inc.		216,311
15,400			Dow Chemical Company		445,984
11,790			DuPont (E.I.) de Nemours & Company		592,683
10,450			Freeport-McMoRan Copper & Gold, Inc.		413,611
22,500			Glatfelter		400,725
16,900			International Paper Company		613,808
6,100			LyondellBasell Industries NV - Class "A"		315,126
2,900			Rock-Tenn Company - Class "A"		209,322
11,100			Sonoco Products Company		343,989
					4,073,961
			Telecommunication Services-5.5%
44,910			AT&T, Inc.		1,693,107
28,280			CenturyLink, Inc.		1,142,512
28,400			Verizon Communications, Inc.		1,294,188
					4,129,807
			Utilities-4.8%
16,800			American Electric Power Company, Inc.		738,192
9,400			NextEra Energy, Inc.		661,102
23,000			NiSource, Inc.		586,040
21,600			Portland General Electric Company		584,064
14,600			PPL Corporation		424,130
20,200			Vectren Corporation		577,720
					3,571,248
Total Value of Common Stocks (cost $57,470,297)					70,862,174
			SHORT-TERM U.S. GOVERNMENT
			OBLIGATIONS-4.0%
			U.S. Treasury Bills:
$1,000	M		0.061%, 10/4/2012		999,991
2,000	M		0.08%, 10/4/2012		1,999,978
Total Value of Short-Term U.S. Government Obligations (cost $2,999,969)					2,999,969
Total Value of Investments (cost $60,470,266)			99.0%		73,862,143
Other Assets, Less Liabilities			1.0		767,639
Net Assets			100.0%		$ 74,629,782

+	Prior to September 4, 2012 known as Value Fund.

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At September 30, 2012, the cost of investments for federal income tax purposes was $60,477,489. Accumulated net unrealized appreciation on investments was $13,384,654, consisting of $14,587,037 gross unrealized appreciation and $1,202,383 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$70,862,174	$-	$-	$70,862,174
Short-Term U.S. Government
Obligations	-	2,999,969	-	2,999,969
Total Investments in Securities*	$70,862,174	$2,999,969	$-	$73,862,143

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2012

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-59.3%
		Fannie Mae-5.4%
$1,156	M	5.5%, 7/1/2034 - 10/1/2039		$ 1,290,707
195	M	9%, 11/1/2026		242,751
108	M	11%, 10/1/2015		118,876
				1,652,334
		Freddie Mac-4.5%
413	M	4%, 12/1/2040		450,455
816	M	5.5%, 11/1/2038		900,749
				1,351,204
		Government National Mortgage Association I
		Program-45.9%
3,810	M	4%, 7/15/2040 - 11/15/2041		4,221,953
2,990	M	4.5%, 6/15/2039 - 8/15/2040		3,311,266
4,156	M	5%, 6/15/2033 - 6/15/2040		4,644,739
1,303	M	5.5%, 2/15/2033 - 11/15/2038		1,463,298
246	M	6%, 11/15/2032 - 4/15/2036		281,026
				13,922,282
		Government National Mortgage Association II
		Program-3.5%
962	M	4%, 3/20/2042 - 5/20/2042		1,058,796
Total Value of Residential Mortgage-Backed Securities (cost $17,062,281)				17,984,616
		U.S. GOVERNMENT AGENCY OBLIGATIONS-32.4%
		Fannie Mae:
1,500	M	1.625%, 10/26/2015		1,556,002
1,000	M	1.25%, 1/30/2017		1,027,609
1,000	M	0.875%, 8/28/2017		1,006,243
1,250	M	Federal Farm Credit Bank, 1.75%, 2/21/2013		1,257,356
1,250	M	Federal Home Loan Bank, 5.375%, 5/18/2016		1,467,555
		Freddie Mac:
1,250	M	3%, 7/28/2014		1,310,803
1,000	M	1.25%, 8/1/2019		1,004,030
1,000	M	Tennessee Valley Authority, 4.5%, 4/1/2018		1,192,152
Total Value of U.S. Government Agency Obligations (cost $9,595,908)				9,821,750
		U.S. GOVERNMENT OBLIGATIONS-6.7%
466	M	FDA Queens, LP, 6.99%, 6/15/2017	(a)	513,129
1,500	M	U.S. Treasury Note, 0.875%, 12/31/2016		1,523,671
Total Value of U.S. Government Obligations (cost $2,032,448)				2,036,800
Total Value of Investments (cost $28,690,637)		98.4%		29,843,166
Other Assets, Less Liabilities		1.6		475,785
Net Assets		100.0%		$ 30,318,951

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2012, the
Fund held one 144A securities with an aggregate value of $513,129 representing 1.7% of the Fund's net assets.

At September 30, 2012, the cost of investments for federal income tax purposes was $28,690,637. Accumulated net unrealized appreciation on investments was $1,152,529, consisting of $1,207,324 gross unrealized appreciation and $54,795 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$17,984,616	$-	$17,984,616
U.S. Government Agency
Obligations	-	9,821,750	-	9,821,750
U.S. Government Obligations	-	2,036,800	-	2,036,800
Total Investments in Securities	$-	$29,843,166	$-	$29,843,166

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2012

Shares		Security		Value
		COMMON STOCKS-99.7%
		Consumer Discretionary-13.7%
102,500		Allison Transmission Holdings, Inc.		$ 2,062,300
111,300		Best Buy Company, Inc.		1,913,247
41,500	*	BorgWarner, Inc.		2,868,065
142,185		CBS Corporation - Class "B"		5,165,581
13,961		CEC Entertainment, Inc.		420,505
20,064		Coach, Inc.		1,123,985
175,600		Dana Holding Corporation		2,159,880
75,000	*	Delphi Automotive, PLC		2,325,000
23,700		GNC Holdings, Inc. - Class "A"		923,589
57,100		Home Depot, Inc.		3,447,127
89,800		Limited Brands, Inc.		4,423,548
49,200		Lowe's Companies, Inc.		1,487,808
32,700		McDonald's Corporation		3,000,225
151,243		Newell Rubbermaid, Inc.		2,887,229
114,100		Pier 1 Imports, Inc.		2,138,234
103,100		Staples, Inc.		1,187,712
42,898	*	Steiner Leisure, Ltd.		1,996,902
180,870		Stewart Enterprises, Inc. - Class "A"		1,518,404
31,800	*	TRW Automotive Holdings Corporation		1,389,978
18,600		Tupperware Brands Corporation		996,774
46,000		Walt Disney Company		2,404,880
65,883		Wyndham Worldwide Corporation		3,457,540
				49,298,513
		Consumer Staples-9.3%
120,600		Altria Group, Inc.		4,026,834
96,600		Avon Products, Inc.		1,540,770
123,978		Coca-Cola Company		4,702,486
82,000		CVS Caremark Corporation		3,970,440
12,600		McCormick & Company, Inc.		781,704
58,027		Nu Skin Enterprises, Inc. - Class "A"		2,253,188
36,200		PepsiCo, Inc.		2,561,874
79,300		Philip Morris International, Inc.		7,132,242
39,013		Procter & Gamble Company		2,705,942
50,250		Wal-Mart Stores, Inc.		3,708,450
				33,383,930
		Energy-10.9%
39,400		Anadarko Petroleum Corporation		2,754,848
41,700		Chevron Corporation		4,860,552
65,700		ConocoPhillips		3,756,726
15,700		Devon Energy Corporation		949,850
42,000		Ensco, PLC - Class "A"		2,291,520
69,611		ExxonMobil Corporation		6,365,926
9,600		Hess Corporation		515,712
99,522		Marathon Oil Corporation		2,942,866
40,911		Marathon Petroleum Corporation		2,233,331
37,950		National Oilwell Varco, Inc.		3,040,175
89,000	*	Noble Corporation		3,184,420
33,350		Phillips 66		1,546,440
16,994		Sasol, Ltd. (ADR)		757,593
15,200		Schlumberger, Ltd.		1,099,416
87,107		Suncor Energy, Inc.		2,861,465
				39,160,840
		Financials-10.0%
65,806		American Express Company		3,741,729
55,800		Ameriprise Financial, Inc.		3,163,302
96,000		Brookline Bancorp, Inc.		846,720
48,843		Discover Financial Services		1,940,532
26,600		Financial Select Sector SPDR Fund (ETF)		414,960
83,500		FirstMerit Corporation		1,229,955
37,100		Invesco, Ltd.		927,129
113,488		JPMorgan Chase & Company		4,593,994
36,100		M&T Bank Corporation		3,435,276
34,700		MetLife, Inc.		1,195,762
27,000		Morgan Stanley		451,980
128,100		New York Community Bancorp, Inc.		1,813,896
47,400		PNC Financial Services Group, Inc.		2,990,940
27,000		SPDR S&P Regional Banking (ETF)		773,280
103,279	*	Sunstone Hotel Investors, Inc. (REIT)		1,136,069
101,588		U.S. Bancorp		3,484,468
79,500		Urstadt Biddle Properties - Class "A" (REIT)		1,608,285
67,767		Wells Fargo & Company		2,339,995
				36,088,272
		Health Care-12.9%
84,000		Abbott Laboratories		5,759,040
28,730		Baxter International, Inc.		1,731,270
33,700		Covidien, PLC		2,002,454
53,122	*	Express Scripts Holding Company		3,329,156
57,700	*	Gilead Sciences, Inc.		3,827,241
77,275		Johnson & Johnson		5,325,020
17,400		McKesson Corporation		1,496,922
87,443		Merck & Company, Inc.		3,943,679
33,200	*	Par Pharmaceutical Companies, Inc.		1,659,336
244,039		Pfizer, Inc.		6,064,369
70,543		Thermo Fisher Scientific, Inc.		4,150,045
57,900		UnitedHealth Group, Inc.		3,208,239
50,800		Warner Chilcott, PLC - Class "A"		685,800
38,800	*	Watson Pharmaceuticals, Inc.		3,304,208
				46,486,779
		Industrials-16.5%
57,494		3M Company		5,313,595
80,100		Altra Holdings, Inc.		1,457,820
50,100		Armstrong World Industries, Inc.		2,323,137
30,800		Caterpillar, Inc.		2,650,032
34,537		Chicago Bridge & Iron Company NV - NY Shares		1,315,514
26,400		Dun & Bradstreet Corporation		2,101,968
41,000	*	Esterline Technologies Corporation		2,301,740
58,200		Generac Holdings, Inc.		1,332,198
110,296		General Electric Company		2,504,822
60,040		Honeywell International, Inc.		3,587,390
51,453		IDEX Corporation		2,149,192
101,050		ITT Corporation		2,036,158
12,700		Lockheed Martin Corporation		1,185,926
48,119	*	Mobile Mini, Inc.		804,068
8,600		Northrop Grumman Corporation		571,298
30,200		Parker Hannifin Corporation		2,524,116
38,800	*	Pentair, Inc.		1,726,988
20,400		Raytheon Company		1,166,064
28,900		Snap-on, Inc.		2,077,043
150,900		TAL International Group, Inc.		5,127,582
104,700		Textainer Group Holdings, Ltd.		3,198,585
28,900		Triumph Group, Inc.		1,807,117
107,093		Tyco International, Ltd.		6,025,052
44,300		United Technologies Corporation		3,468,247
19,600		Xylem, Inc.		492,940
				59,248,592
		Information Technology-19.7%
12,000		Apple, Inc.		8,007,120
94,800	*	Arris Group, Inc.		1,212,492
51,200		Avago Technologies, Ltd.		1,785,088
27,400	*	CACI International, Inc. - Class "A"		1,419,046
193,400		Cisco Systems, Inc.		3,692,006
28,500	*	eBay, Inc.		1,379,685
171,300	*	EMC Corporation		4,671,351
91,800		Hewlett-Packard Company		1,566,108
166,852		Intel Corporation		3,784,203
43,629		International Business Machines Corporation		9,050,836
142,900		Intersil Corporation - Class "A"		1,250,375
250,500		Microsoft Corporation		7,459,890
120,300	*	NCR Corporation		2,804,193
68,700	*	NeuStar, Inc. - Class "A"		2,750,061
100,000		Oracle Corporation		3,149,000
46,855	*	Parametric Technology Corporation		1,021,439
85,288		QUALCOMM, Inc.		5,329,647
109,360	*	Symantec Corporation		1,968,480
78,600		TE Connectivity, Ltd.		2,673,186
161,900		Western Union Company		2,949,818
173,800	*	Yahoo!, Inc.		2,776,455
				70,700,479
		Materials-3.8%
45,700		Celanese Corporation - Series "A"		1,732,487
71,440		Freeport-McMoRan Copper & Gold, Inc.		2,827,595
90,700		International Paper Company		3,294,224
78,900		Kronos Worldwide, Inc.		1,178,766
36,800		LyondellBasell Industries NV - Class "A"		1,901,088
11,600		Praxair, Inc.		1,205,008
5,500		Rock-Tenn Company - Class "A"		396,990
38,050		RPM International, Inc.		1,085,947
				13,622,105
		Telecommunication Services-2.8%
125,083		AT&T, Inc.		4,715,629
113,800		Verizon Communications, Inc.		5,185,866
				9,901,495
		Utilities-.1%
14,426		Atmos Energy Corporation		516,307
Total Value of Common Stocks (cost $261,846,459)			99.7%	358,407,312
Other Assets, Less Liabilities			.3	1,088,184
Net Assets			100.0%	$ 359,495,496

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2012, the cost of investments for federal income tax purposes was $263,418,363. Accumulated net unrealized
appreciation on investments was $94,988,949, consisting of
$104,714,446 gross unrealized appreciation and $9,725,497 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$358,407,312	$-	$-	$358,407,312

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
September 30, 2012

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-92.1%
			Automotive-4.2%
$100	M		American Axle & Manufacturing, Inc., 6.625%, 10/15/2022			$ 101,750
			Chrysler Group, LLC/CG Co-Issuer, Inc.:
200	M		8%, 6/15/2019			213,000
375	M		8.25%, 6/15/2021			401,250
400	M		Cooper Tire & Rubber Co., 8%, 12/15/2019			456,000
300	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018			326,250
525	M		Exide Technologies, 8.625%, 2/1/2018			457,406
250	M		Ford Motor Co., 6.625%, 10/1/2028			280,460
150	M		Jaguar Land Rover, PLC, 7.75%, 5/15/2018	(a)		162,563
300	M		Oshkosh Corp., 8.5%, 3/1/2020			337,500
			Schaeffler Finance BV:
200	M		7.75%, 2/15/2017	(a)		222,000
400	M		8.5%, 2/15/2019	(a)		450,000
						3,408,179
			Building Materials-2.4%
			Building Materials Corp.:
475	M		6.875%, 8/15/2018	(a)		511,812
200	M		7.5%, 3/15/2020	(a)		220,000
850	M		McJunkin Red Man Corp., 9.5%, 12/15/2016			921,188
300	M		Texas Industries, Inc., 9.25%, 8/15/2020			319,500
						1,972,500
			Capital Goods-.7%
			Belden, Inc.:
375	M		9.25%, 6/15/2019			426,562
150	M		5.5%, 9/1/2022	(a)		154,125
						580,687
			Chemicals-2.9%
400	M		Ferro Corp., 7.875%, 8/15/2018			388,000
225	M		Kinove German Bondco GmbH, 9.625%, 6/15/2018	(a)		247,500
			LyondellBasell Industries NV:
200	M		5%, 4/15/2019			213,500
200	M		6%, 11/15/2021			229,000
325	M		PolyOne Corp., 7.375%, 9/15/2020			353,438
800	M		Rhodia SA, 6.875%, 9/15/2020	(a)		902,000
						2,333,438
			Consumer Non-Durables-2.7%
350	M		Easton-Bell Sports, Inc., 9.75%, 12/1/2016			379,312
			Levi Strauss & Co.:
350	M		7.625%, 5/15/2020			379,750
350	M		6.875%, 5/1/2022			366,625
150	M		Libbey Glass, Inc., 6.875%, 5/15/2020	(a)		162,000
325	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020			368,875
400	M		Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	(a)		400,500
125	M		Wolverine World Wide, Inc., 6.125%, 10/15/2020	(a)	(b)	129,375
						2,186,437
			Energy-14.1%
			AmeriGas Finance, LLC:
50	M		6.75%, 5/20/2020			53,500
200	M		7%, 5/20/2022			216,000
			Basic Energy Services, Inc.:
75	M		7.125%, 4/15/2016			76,125
150	M		7.75%, 2/15/2019			154,500
325	M		Berry Petroleum Co., 6.375%, 9/15/2022			343,687
275	M		Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020	(a)		297,687
			Chesapeake Energy Corp.:
350	M		7.25%, 12/15/2018			378,000
25	M		6.625%, 8/15/2020			25,906
125	M		Chesapeake Midstream Partners, LP, 6.125%, 7/15/2022			132,812
			Concho Resources, Inc.:
325	M		8.625%, 10/1/2017			359,937
175	M		5.5%, 4/1/2023			183,094
			Consol Energy, Inc.:
225	M		8%, 4/1/2017			236,250
525	M		8.25%, 4/1/2020			552,562
			Copano Energy, LLC:
75	M		7.75%, 6/1/2018			79,125
300	M		7.125%, 4/1/2021			315,000
375	M		Crosstex Energy, LP, 8.875%, 2/15/2018			401,953
375	M		El Paso Corp., 6.5%, 9/15/2020			422,877
100	M		Encore Acquisition Co., 9.5%, 5/1/2016			109,000
415	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)		429,525
			Ferrellgas Partners, LP:
475	M		9.125%, 10/1/2017			511,812
190	M		8.625%, 6/15/2020			184,775
550	M		Forest Oil Corp., 7.25%, 6/15/2019			548,625
450	M		Genesis Energy, LP, 7.875%, 12/15/2018			479,250
575	M		Hilcorp Energy I, LP, 8%, 2/15/2020	(a)		642,563
			Linn Energy, LLC:
400	M		6.25%, 11/1/2019	(a)		398,500
100	M		8.625%, 4/15/2020			110,000
100	M		7.75%, 2/1/2021			106,250
275	M		MEG Energy Corp., 6.375%, 1/30/2023	(a)		293,906
400	M		Murray Energy Corp., 10.25%, 10/15/2015	(a)		394,000
			Newfield Exploration Co.:
50	M		7.125%, 5/15/2018			53,000
75	M		5.75%, 1/30/2022			84,188
			Penn Virginia Resource Partners, LP:
275	M		8.25%, 4/15/2018			285,313
100	M		8.375%, 6/1/2020	(a)		103,750
200	M		Petrohawk Energy Corp., 10.5%, 8/1/2014			217,591
			Plains Exploration & Production Co.:
150	M		6.125%, 6/15/2019			151,875
100	M		6.625%, 5/1/2021			102,000
			Quicksilver Resources, Inc.:
125	M		8.25%, 8/1/2015			119,688
175	M		11.75%, 1/1/2016			177,625
300	M		9.125%, 8/15/2019			286,500
150	M		SESI, LLC, 6.375%, 5/1/2019			161,250
			SM Energy Co.:
75	M		6.625%, 2/15/2019			79,500
150	M		6.5%, 11/15/2021			159,750
150	M		6.5%, 1/1/2023	(a)		157,688
			Suburban Propane Partners, LP:
274	M		7.5%, 10/1/2018	(a)		294,550
77	M		7.375%, 8/1/2021	(a)		82,583
125	M		Tesoro Logistics, LP, 5.875%, 10/1/2020	(a)		128,438
225	M		Vanguard Natural Resources, LLC, 7.875%, 4/1/2020			226,969
200	M		Western Refining, Inc., 11.25%, 6/15/2017	(a)		223,500
						11,532,979
			Financials-4.7%
			Ally Financial, Inc.:
200	M		5.5%, 2/15/2017			209,259
525	M		6.25%, 12/1/2017			569,801
500	M		8%, 3/15/2020			587,500
100	M		CNH Capital, LLC, 6.25%, 11/1/2016	(a)		109,125
600	M		Ford Motor Credit Co., LLC, 5.875%, 8/2/2021			680,005
			International Lease Finance Corp.:
50	M		5.875%, 5/1/2013			51,375
50	M		6.625%, 11/15/2013			52,500
750	M		8.625%, 9/15/2015			856,875
275	M		8.75%, 3/15/2017			323,125
150	M		8.25%, 12/15/2020			178,875
250	M		Serta Simmons Holdings, LLC, 8.125%, 10/1/2020	(a)	(b)	249,375
						3,867,815
			Food/Beverage/Tobacco-.2%
175	M		JBS USA, LLC, 7.25%, 6/1/2021	(a)		165,375
			Food/Drug-.9%
475	M		NBTY, Inc., 9%, 10/1/2018			530,813
200	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 10/15/2015			211,750
						742,563
			Forest Products/Containers-2.4%
200	M		Ardagh Packaging Finance, PLC, 7.375%, 10/15/2017	(a)		215,500
325	M		Ball Corp., 7.375%, 9/1/2019			364,000
325	M		Clearwater Paper Corp., 7.125%, 11/1/2018			355,062
175	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 4/1/2015			177,179
75	M		Mead Products, LLC/ACCO Brands, 6.75%, 4/30/2020	(a)		78,563
200	M		Sappi Papier Holdings GmbH, 8.375%, 6/15/2019	(a)		214,750
200	M		Sealed Air Corp., 8.125%, 9/15/2019	(a)		223,500
300	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)		321,750
						1,950,304
			Gaming/Leisure-.6%
			National CineMedia, LLC:
200	M		7.875%, 7/15/2021			219,000
225	M		6%, 4/15/2022	(a)		238,500
						457,500
			Health Care-5.9%
250	M		AMERIGROUP Corp., 7.5%, 11/15/2019			293,281
115	M		Aviv Healthcare Properties, LP, 7.75%, 2/15/2019			122,475
175	M		Capella Healthcare, Inc., 9.25%, 7/1/2017			187,469
			Community Health Systems, Inc.:
250	M		8%, 11/15/2019			275,625
225	M		7.125%, 7/15/2020			240,328
			DaVita, Inc.:
200	M		6.375%, 11/1/2018			214,000
125	M		5.75%, 8/15/2022			130,625
			Fresenius Medical Care US Finance II, Inc.:
150	M		5.625%, 7/31/2019	(a)		160,125
125	M		5.875%, 1/31/2022	(a)		134,062
600	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(c)	(d)	375
			HCA, Inc.:
150	M		6.375%, 1/15/2015			162,375
75	M		8%, 10/1/2018			86,813
50	M		8.5%, 4/15/2019			56,625
25	M		6.5%, 2/15/2020			27,875
25	M		7.25%, 9/15/2020			28,125
275	M		7.75%, 5/15/2021			301,125
300	M		7.5%, 2/15/2022			341,250
			Healthsouth Corp.:
150	M		7.25%, 10/1/2018			163,125
125	M		7.75%, 9/15/2022			137,188
175	M		LVB Acquisition, Inc. (Biomet, Inc.), 10%, 10/15/2017			184,844
225	M		Sky Growth Acquisition Corp., 7.375%, 10/15/2020	(a)		226,969
250	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020	(a)		261,250
100	M		Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	(a)	(b)	102,250
			Vanguard Health Holding Co. II, LLC:
250	M		8%, 2/1/2018			268,125
200	M		7.75%, 2/1/2019	(a)		213,750
500	M		VPI Escrow Corp., 6.375%, 10/15/2020	(a)	(b)	512,500
						4,832,554
			Information Technology-4.3%
325	M		Advanced Micro Devices, Inc., 7.5%, 8/15/2022	(a)		315,250
275	M		Audatex North America, Inc., 6.75%, 6/15/2018	(a)		294,937
425	M		Computer Sciences Corp., 6.5%, 3/15/2018			493,079
			Equinix, Inc.:
250	M		8.125%, 3/1/2018			278,750
175	M		7%, 7/15/2021			196,656
			Fidelity National Information Services, Inc.:
175	M		7.625%, 7/15/2017			192,500
325	M		7.875%, 7/15/2020			364,812
			Jabil Circuit, Inc.:
50	M		7.75%, 7/15/2016			58,125
550	M		8.25%, 3/15/2018			655,875
400	M		Lawson Software, Inc., 9.375%, 4/1/2019	(a)		446,000
275	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019			226,875
						3,522,859
			Manufacturing-2.4%
200	M		Amsted Industries, 8.125%, 3/15/2018	(a)		217,000
325	M		Bombardier, Inc., 7.5%, 3/15/2018	(a)		369,687
515	M		Case New Holland, Inc., 7.875%, 12/1/2017			606,412
300	M		EDP Finance BV, 6%, 2/2/2018	(a)		300,966
475	M		Rexel SA, 6.125%, 12/15/2019	(a)		491,031
						1,985,096
			Media-Broadcasting-3.6%
325	M		Allbritton Communication Co., 8%, 5/15/2018			355,062
			Belo Corp.:
100	M		7.75%, 6/1/2027			101,500
175	M		7.25%, 9/15/2027			172,375
375	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)		400,312
350	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 4/15/2017			382,375
575	M		Sinclair Television Group, Inc., 9.25%, 11/1/2017	(a)		639,688
125	M		Sirius XM Radio, Inc., 5.25%, 8/15/2022	(a)		125,000
700	M		XM Satellite Radio, Inc., 7.625%, 11/1/2018	(a)		777,000
						2,953,312
			Media-Cable TV-8.2%
			Cablevision Systems Corp.:
400	M		8.625%, 9/15/2017			467,000
100	M		7.75%, 4/15/2018			111,250
			CCO Holdings, LLC:
150	M		7.25%, 10/30/2017			164,250
225	M		7.875%, 4/30/2018			244,687
150	M		7%, 1/15/2019			163,125
175	M		7.375%, 6/1/2020			196,219
225	M		Cequel Communications Holdings I, Inc., 8.625%, 11/15/2017	(a)		241,312
			Clear Channel Worldwide Holdings, Inc.:
350	M		9.25%, 12/15/2017 Series "A"			376,250
300	M		9.25%, 12/15/2017 Series "B"			324,750
25	M		7.625%, 3/15/2020 Series "A"			24,125
350	M		7.625%, 3/15/2020 Series "B"			343,000
25	M		CSC Holdings, LLC, 6.75%, 11/15/2021	(a)		27,687
			DISH DBS Corp.:
350	M		7.875%, 9/1/2019			408,625
100	M		5.875%, 7/15/2022	(a)		103,000
225	M		Echostar DBS Corp., 7.125%, 2/1/2016			249,750
400	M		Gray Television, Inc., 7.5%, 10/1/2020	(a)	(b)	400,000
225	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)		244,125
800	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)		734,000
475	M		Quebecor Media, Inc., 7.75%, 3/15/2016			490,438
675	M		UPC Germany GmbH, 8.125%, 12/1/2017	(a)		729,000
575	M		UPC Holding BV, 9.875%, 4/15/2018	(a)		635,375
						6,677,968
			Media-Diversified-1.4%
426	M		Entravision Communications Corp., 8.75%, 8/1/2017			462,210
475	M		Lamar Media Corp., 7.875%, 4/15/2018			527,250
119	M		NAI Entertainment Holdings, LLC, 8.25%, 12/15/2017	(a)		133,280
						1,122,740
			Metals/Mining-8.4%
			ArcelorMittal:
50	M		4.5%, 2/25/2017			49,091
625	M		10.1%, 6/1/2019			720,819
200	M		5.75%, 3/1/2021			190,857
150	M		6.5%, 2/25/2022			148,002
			Arch Coal, Inc.:
375	M		7.25%, 10/1/2020			316,875
400	M		7.25%, 6/15/2021			336,000
			FMG Resources (August 2006) Property, Ltd.:
175	M		6.375%, 2/1/2016	(a)		171,062
125	M		6%, 4/1/2017	(a)		116,875
300	M		6.875%, 2/1/2018	(a)		280,125
200	M		8.25%, 11/1/2019	(a)		195,000
100	M		6.875%, 4/1/2022	(a)		91,875
175	M		JMC Steel Group, 8.25%, 3/15/2018	(a)		179,375
150	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020			162,750
375	M		Metals USA, Inc., 11.125%, 12/1/2015			387,188
425	M		Molycorp, Inc., 10%, 6/1/2020	(a)		422,875
			Novelis, Inc.:
700	M		8.375%, 12/15/2017			768,250
50	M		8.75%, 12/15/2020			55,625
			Peabody Energy Corp.:
325	M		6%, 11/15/2018	(a)		326,625
175	M		6.5%, 9/15/2020			179,813
400	M		6.25%, 11/15/2021	(a)		400,000
			Steel Dynamics, Inc.:
175	M		6.125%, 8/15/2019	(a)		182,875
100	M		6.375%, 8/15/2022	(a)		103,750
			United States Steel Corp.:
75	M		7%, 2/1/2018			75,563
125	M		7.375%, 4/1/2020			125,000
100	M		7.5%, 3/15/2022			99,250
			Vulcan Materials Co.:
175	M		6.5%, 12/1/2016			192,938
525	M		7%, 6/15/2018			579,469
						6,857,927
			Real Estate Investment Trusts-1.0%
			Developers Diversified Realty Corp.:
100	M		9.625%, 3/15/2016			124,600
75	M		7.875%, 9/1/2020			96,827
			Omega Healthcare Investors, Inc.:
125	M		7.5%, 2/15/2020			139,375
200	M		6.75%, 10/15/2022			222,000
200	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)		214,000
						796,802
			Retail-General Merchandise-4.8%
107	M		CKE Restaurants, Inc., 11.375%, 7/15/2018			124,655
75	M		Claire's Stores, Inc., 9%, 3/15/2019	(a)		78,187
275	M		J.C. Penney Corp., Inc., 7.95%, 4/1/2017			285,313
275	M		Landry's, Inc., 9.375%, 5/1/2020	(a)		291,500
300	M		Limited Brands, Inc., 8.5%, 6/15/2019			363,000
150	M		Michaels Stores, Inc., 7.75%, 11/1/2018			161,625
275	M		Monitronics International, Inc., 9.125%, 4/1/2020			287,375
475	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)		486,875
475	M		NPC International, Inc., 10.5%, 1/15/2020			548,625
300	M		Party City Holdings, Inc., 8.875%, 8/1/2020	(a)		321,000
200	M		QVC, Inc., 7.5%, 10/1/2019	(a)		221,404
200	M		Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 11/15/2019			223,500
125	M		Sotheby's, 5.25%, 10/1/2022	(a)		126,563
175	M		Toys R Us Property Co. II, Inc., 8.5%, 12/1/2017			189,438
225	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2/15/2016			234,000
						3,943,060
			Services-3.4%
375	M		Brickman Group Holdings, Inc., 9.125%, 11/1/2018	(a)		386,250
275	M		CoreLogic, Inc., 7.25%, 6/1/2021			299,062
200	M		Covanta Holding Corp., 6.375%, 10/1/2022			218,435
			Iron Mountain, Inc.:
225	M		7.75%, 10/1/2019			254,250
300	M		8.375%, 8/15/2021			333,750
200	M		Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)		209,000
			PHH Corp.:
400	M		9.25%, 3/1/2016			461,000
200	M		7.375%, 9/1/2019			215,000
375	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)		431,250
						2,807,997
			Telecommunications-7.0%
75	M		CenturyLink, Inc., 5.8%, 3/15/2022			81,761
			Citizens Communications Co.:
750	M		7.125%, 3/15/2019			802,500
300	M		9%, 8/15/2031			321,750
350	M		GCI, Inc., 8.625%, 11/15/2019			379,750
750	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)		813,750
			Intelsat Jackson Holdings SA:
550	M		8.5%, 11/1/2019			622,875
125	M		7.25%, 10/15/2020	(a)		135,000
50	M		7.5%, 4/1/2021			54,375
100	M		PAETEC Holding Corp., 9.875%, 12/1/2018			115,000
150	M		Qwest Communications International, Inc., 7.125%, 4/1/2018			159,758
50	M		Qwest Corp., 6.5%, 6/1/2017			58,777
125	M		SBA Telecommunications, Inc., 5.75%, 7/15/2020	(a)		131,719
			Sprint Capital Corp.:
300	M		6.9%, 5/1/2019			312,750
450	M		6.875%, 11/15/2028			416,250
225	M		Telesat Canada/Telesat, LLC, 6%, 5/15/2017	(a)		235,125
83	M		Virgin Media Finance, PLC, 9.5%, 8/15/2016			92,338
			Wind Acquisition Finance SA:
200	M		11.75%, 7/15/2017	(a)		189,500
200	M		7.25%, 2/15/2018	(a)		191,000
			Windstream Corp.:
225	M		7.875%, 11/1/2017			252,563
300	M		7.75%, 10/15/2020			323,250
						5,689,791
			Transportation-1.1%
350	M		CHC Helicopter SA., 9.25%, 10/15/2020			361,375
			Navios Maritime Holdings:
225	M		8.875%, 11/1/2017			232,031
350	M		8.125%, 2/15/2019			317,625
						911,031
			Utilities-3.2%
			AES Corp.:
125	M		9.75%, 4/15/2016			150,000
100	M		8%, 10/15/2017			116,000
100	M		7.375%, 7/1/2021			114,500
500	M		Atlantic Power Corp., 9%, 11/15/2018			533,750
350	M		Calpine Construction Finance Co., LP, 8%, 6/1/2016	(a)		378,000
			Calpine Corp.:
50	M		7.875%, 7/31/2020	(a)		54,875
25	M		7.5%, 2/15/2021	(a)		27,125
75	M		DPL, Inc., 7.25%, 10/15/2021	(a)		85,875
189	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020			199,990
400	M		Intergen NV, 9%, 6/30/2017	(a)		387,000
275	M		NRG Energy, Inc., 7.625%, 5/15/2019			292,875
298	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)		311,410
						2,651,400
			Waste Management-.3%
275	M		ADS Waste Holdings, Inc., 8.25%, 10/1/2020	(a)	(b)	281,187
			Wireless Communications-1.3%
275	M		MetroPCS Wireless, Inc., 7.875%, 9/1/2018			298,375
200	M		Nextel Communications, Inc., 5.95%, 3/15/2014			201,000
			Sprint Nextel Corp.:
150	M		6%, 12/1/2016			155,250
100	M		9.125%, 3/1/2017			113,750
175	M		7%, 8/15/2020			182,656
75	M		ViaSat, Inc., 6.875%, 6/15/2020			77,625
						1,028,656
Total Value of Corporate Bonds (cost $72,276,159)						75,260,157
			LOAN PARTICIPATIONS-4.0%
			Chemicals-.7%
299	M		PL Propylene, LLC, 7%, 3/23/2017	(e)		303,351
298	M		PolyOne Corp., 5%, 12/20/2017	(e)		300,810
						604,161
			Consumer Discretionary-.2%
			Burger King Corp.:
50	M		3.75%, 9/27/2019	(b)	(e)	50,162
100	M		4%, 9/27/2019	(b)	(e)	100,325
						150,487
			Energy-.8%
375	M		Chesapeake Energy Corp., 8.5%, 12/2/2017	(e)		376,620
225	M		Samson Investment Co., 6%, 9/25/2018	(e)		226,735
						603,355
			Forest Products/Containers-.5%
298	M		Sealed Air Corp., 4.75%, 10/3/2018	(e)		300,847
			Information Technology-.2%
150	M		Genpact, Ltd., 4.25%, 8/17/2019	(e)		150,750
			Metals/Mining-.5%
374	M		Arch Coal, Inc., 5.75%, 5/16/2018	(e)		377,336
			Retail-General Merchandise-.7%
299	M		Academy, Ltd., 6%, 8/3/2018	(e)		300,850
300	M		General Nutrition Centers, Inc., 4.25%, 3/2/2018	(e)		300,585
						601,435
			Telecommunications-.4%
300	M		Intelsat Jackson Holdings, Ltd., 3.22075%, 2/1/2014	(e)		299,001
Total Value of Loan Participations (cost $3,051,564)						3,087,372
			COMMON STOCKS-.0%
			Telecommunications
3		*	Viatel Holding (Bermuda), Ltd.		(c)	-
5,970		*	World Access, Inc.		(c)	-
Total Value of Common Stocks (cost $97,360)						-
Total Value of Investments (cost $75,425,083)			96.1%			78,347,529
Other Assets, Less Liabilities			3.9			3,366,289
Net Assets			100.0%			$ 81,713,818

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2012, the Fund held ninety-three 144A securities with an aggregate value of $26,518,591 representing 32.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2012, the Fund
held three securities that were fair valued by the Valuation Committee with an aggregate value of $375 representing 0% of the Fund's net assets.

(d)	In default as to principal and/or interest payment

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2012.

At September 30, 2012, the cost of investments for federal income tax purposes was $75,426,583. Accumulated net unrealized appreciation on investments was $2,920,946, consisting of $4,320,090 gross unrealized appreciation and $1,399,144 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$75,259,782	$375	$75,260,157
Loan Participations	-	3,087,372	-	3,087,372
Common Stocks	-	-	-	-
Total Investments in Securities*	$-	$78,347,154	$375	$78,347,529

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2011	$375	$-	$375
Purchases	-	-	-
Sales	-	-	-
Change in unrealized
appreciation (depreciation)	-	(2)	(2)
Realized gain (loss)	-	-	-
Transfer into Level 3	-	2	2
Transfer out of Level 3	-	-	-
Balance, September 30, 2012	$375	$-	$375

The following is a summary of Level 3 inputs by industry

Health Care	$375
Telecommunications	-
	$375

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2012.

					Impact to
					Valuation
					from and
	Fair Value	Valuation	Unobservable		Increase
	September 30, 2012	Methodologies	Input(s)(1)	Range	in Input(2)

Fixed Income	$375	Market Comparables	Market Comparables/	100%	Increase
			Bankruptcy

Common Stock	$-	Market Comparables	Market Comparables/	100%	Increase
			Bankruptcy

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2012

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.4%
			United Kingdom-27.6%
223,442		*	Barratt Developments, PLC	$ 611,582
146,258			British American Tobacco, PLC	7,509,282
63,710			Bunzl, PLC	1,140,930
111,113			Diageo, PLC	3,121,111
187,963			Domino's Pizza Group, PLC	1,611,710
66,680			Fresnillo, PLC	1,995,221
36,158			GlaxoSmithKline, PLC	833,490
363,287			HSBC Holdings, PLC	3,363,193
62,413			Imperial Tobacco Group, PLC	2,309,987
99,728			Persimmon, PLC	1,221,498
132,518		*	Rolls-Royce Holdings, PLC	1,803,941
83,267			SABMiller, PLC	3,657,310
109,705			Standard Chartered, PLC	2,480,130
236,822			Tesco, PLC	1,269,638
				32,929,023
			India-13.9%
376,522			HDFC Bank, Ltd.	4,491,209
3,219			HDFC Bank, Ltd. (ADR)	120,970
55,386			Hindustan Unilever, Ltd.	573,181
379,892			Housing Development Finance Corporation, Ltd.	5,577,559
634,812			ITC, Ltd.	3,278,468
13,042			Nestle India, Ltd.	1,088,449
58,840			Tata Consultancy Services, Ltd.	1,445,649
				16,575,485
			Switzerland-10.5%
16,200		*	DKSH Holding, Ltd.	1,012,715
604		*	Lindt & Spruengli AG	1,912,645
74,585			Nestle SA - Registered	4,706,204
577			SGS SA - Registered	1,186,172
303,332		*	UBS AG - Registered	3,695,628
				12,513,364
			Canada-8.0%
46,012			Enbridge, Inc.	1,794,279
59,603			Goldcorp, Inc.	2,729,520
12,500			TransCanada Corporation	567,991
81,349		*	Valeant Pharmaceuticals International, Inc.	4,490,958
				9,582,748
			Netherlands-7.7%
20,596			Core Laboratories NV	2,502,002
44,239			Royal Dutch Shell, PLC - Class "A"	1,530,978
145,104			Unilever NV - CVA	5,139,217
				9,172,197
			United States-5.7%
75,591			Philip Morris International, Inc.	6,798,655
			France-5.1%
26,704			Bureau Veritas SA	2,745,637
16,930			Essilor International SA	1,587,147
15,896			Pernod Ricard SA	1,785,514
				6,118,298
			Denmark-3.4%
25,789			Novo Nordisk A/S - Series "B"	4,078,904
			Australia-3.0%
78,594			Coca-Cola Amatil, Ltd.	1,108,258
80,732			Newcrest Mining, Ltd.	2,446,399
				3,554,657
			Belgium-2.7%
38,169			Anheuser-Busch InBev NV	3,249,251
			Hong Kong-2.5%
299,438			L'Occitane International SA	791,730
596,553			Sands China, Ltd.	2,227,480
				3,019,210
			Germany-2.5%
41,613			SAP AG	2,950,331
			Japan-2.0%
12,300			Daito Trust Construction Company, Ltd.	1,241,067
12,200			Nitori Company, Ltd.	1,136,889
				2,377,956
			Ireland-1.7%
27,888			Paddy Power, PLC	2,066,216
			China-1.1%
10,855		*	Baidu.com, Inc. (ADR)	1,268,081
			Mexico-1.0%
430,882			Wal-Mart de Mexico SAB de CV	1,214,838
Total Value of Common Stocks (cost $86,019,550)				117,469,214
			PREFERRED STOCKS-.3%
			Brazil
27,300			AES Tiete SA (cost $226,643)	301,554
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
$1,000	M		U.S. Treasury Bills, 0.067%, 10/18/2012 (cost $999,965)	999,965
Total Value of Investments (cost $87,246,158)			99.5%	118,770,733
Other Assets, Less Liabilities			.5	617,011
Net Assets			100.0%	$ 119,387,744

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At September 30, 2012, the cost of investments for federal income tax purposes was $87,836,968. Accumulated net unrealized appreciation on investments was
$30,933,765, consisting of $31,575,250 gross unrealized appreciation and
$641,485 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$32,929,023	$-	$-	$32,929,023
India	16,575,485	-	-	16,575,485
Switzerland	12,513,364	-	-	12,513,364
Canada	9,582,748	-	-	9,582,748
Netherlands	9,172,197	-	-	9,172,197
United States	6,798,655	-	-	6,798,655
France	6,118,297	-	-	6,118,297
Denmark	4,078,904	-	-	4,078,904
Australia	3,554,658	-	-	3,554,658
Belgium	3,249,251	-	-	3,249,251
Hong Kong	3,019,210	-	-	3,019,210
Germany	2,950,331	-	-	2,950,331
Japan	2,377,956	-	-	2,377,956
Ireland	2,066,216	-	-	2,066,216
China	1,268,081	-	-	1,268,081
Mexico	1,214,838	-	-	1,214,838
Preferred Stocks
Brazil	301,554	-	-	301,554
Short-Term U.S Government
Obligations	-	999,965	-	999,965
Total Investments in Securities	$117,770,768	$999,965	$-	$118,770,733

During the period ended September 30, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2012

Principal
Amount		Security		Value
		CORPORATE BONDS-99.2%
		Aerospace/Defense-.4%
$200	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$ 210,378
		Agriculture-1.5%
340	M	Cargill, Inc., 6%, 11/27/2017	(a)	412,221
300	M	CF Industries, Inc., 7.125%, 5/1/2020		377,250
				789,471
		Automotive-.8%
400	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	421,580
		Chemicals-.8%
400	M	Dow Chemical Co., 4.25%, 11/15/2020		441,626
		Consumer Durables-.6%
300	M	Stanley Black & Decker, 5.2%, 9/1/2040		344,645
		Energy-10.9%
400	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	504,684
200	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	257,407
500	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		541,958
400	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		412,709
439	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	467,259
400	M	Nabors Industries, Inc., 6.15%, 2/15/2018		470,314
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022		402,797
500	M	Petrobras International Finance Co., 5.375%, 1/27/2021		565,885
400	M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	410,647
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		484,386
489	M	Suncor Energy, Inc., 6.85%, 6/1/2039		676,788
200	M	Valero Energy Corp., 9.375%, 3/15/2019		271,985
400	M	Weatherford International, Inc., 6.35%, 6/15/2017		466,191
				5,933,010
		Financial Services-13.4%
250	M	Aflac, Inc., 8.5%, 5/15/2019		335,297
600	M	American Express Co., 7%, 3/19/2018		760,260
400	M	American International Group, Inc., 4.875%, 9/15/2016		446,902
400	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		428,324
400	M	BlackRock, Inc., 5%, 12/10/2019		476,048
350	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	438,625
200	M	Compass Bank, 6.4%, 10/1/2017		211,454
		ERAC USA Finance Co.:
300	M	6.375%, 10/15/2017	(a)	358,781
200	M	4.5%, 8/16/2021	(a)	218,930
500	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		547,111
		General Electric Capital Corp.:
400	M	5.625%, 9/15/2017		471,584
300	M	5.5%, 1/8/2020		355,447
400	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	420,526
400	M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	436,234
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	419,198
400	M	Protective Life Corp., 7.375%, 10/15/2019		477,123
400	M	Prudential Financial Corp., 4.75%, 9/17/2015		440,828
				7,242,672
		Financials-18.4%
		Bank of America Corp.:
200	M	5.65%, 5/1/2018		228,312
200	M	5%, 5/13/2021		220,224
100	M	5.875%, 2/7/2042		117,332
300	M	Barclays Bank, PLC, 5.125%, 1/8/2020		337,731
300	M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018		374,783
		Citigroup, Inc.:
450	M	6.375%, 8/12/2014		489,915
800	M	6.125%, 11/21/2017		942,372
200	M	4.5%, 1/14/2022		220,017
400	M	Fifth Third Bancorp, 3.5%, 3/15/2022		427,286
		Goldman Sachs Group, Inc.:
600	M	6.15%, 4/1/2018		701,138
200	M	5.75%, 1/24/2022		230,799
400	M	6.75%, 10/1/2037		429,847
		JPMorgan Chase & Co.:
600	M	6%, 1/15/2018		716,186
200	M	4.5%, 1/24/2022		222,277
		Merrill Lynch & Co., Inc.:
400	M	5%, 1/15/2015		429,868
400	M	6.4%, 8/28/2017		465,844
		Morgan Stanley:
600	M	5.95%, 12/28/2017		674,714
500	M	6.625%, 4/1/2018		575,141
600	M	SunTrust Banks, Inc., 6%, 9/11/2017		699,507
600	M	UBS AG, 4.875%, 8/4/2020		672,146
		Wells Fargo & Co.:
300	M	5.625%, 12/11/2017		360,601
200	M	4.6%, 4/1/2021		231,433
200	M	3.5%, 3/8/2022		213,722
				9,981,195
		Food/Beverage/Tobacco-8.5%
400	M	Altria Group, Inc., 9.7%, 11/10/2018		573,629
400	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		497,440
400	M	Bottling Group, LLC, 5.125%, 1/15/2019		476,000
300	M	Bunge Ltd. Finance Corp., 3.2%, 6/15/2017		314,869
400	M	Corn Products International, Inc., 4.625%, 11/1/2020		448,996
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		507,634
400	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		491,796
300	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		342,838
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018		490,656
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	435,232
				4,579,090
		Forest Products/Container-.7%
300	M	International Paper Co., 9.375%, 5/15/2019		406,198
		Gaming/Leisure-.7%
400	M	Marriott International, Inc., 3.25%, 9/15/2022		402,923
		Health Care-3.3%
		Aristotle Holding, Inc.:
300	M	4.75%, 11/15/2021	(a)	347,768
150	M	3.9%, 2/15/2022	(a)	163,741
400	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		492,667
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		419,412
200	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		240,657
100	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	125,722
				1,789,967
		Information Technology-5.8%
500	M	Corning, Inc., 4.75%, 3/15/2042		542,561
300	M	Dell, Inc., 5.875%, 6/15/2019		355,543
400	M	Harris Corp., 4.4%, 12/15/2020		435,507
500	M	Motorola Solutions, Inc., 6%, 11/15/2017		597,417
400	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		436,450
400	M	Symantec Corp., 3.95%, 6/15/2022		405,611
300	M	Western Union Co., 6.2%, 11/17/2036		342,705
				3,115,794
		Manufacturing-4.5%
380	M	CRH America, Inc., 8.125%, 7/15/2018		462,660
300	M	General Electric Co., 5.25%, 12/6/2017		355,365
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		495,246
300	M	Johnson Controls, Inc., 5%, 3/30/2020		341,889
300	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		363,191
400	M	Tyco Flow Control International, Ltd., 3.15%, 9/15/2022	(a)	402,274
				2,420,625
		Media-Broadcasting-3.3%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	554,116
400	M	Comcast Corp., 5.15%, 3/1/2020		476,602
300	M	DirecTV Holdings, LLC, 5.15%, 3/15/2042		306,376
300	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		423,449
				1,760,543
		Media-Diversified-1.5%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 11/15/2017		235,553
200	M	6.55%, 11/15/2037		242,059
300	M	Vivendi SA, 6.625%, 4/4/2018	(a)	350,034
				827,646
		Metals/Mining-5.6%
500	M	Alcoa, Inc., 6.15%, 8/15/2020		552,652
400	M	ArcelorMittal, 6.125%, 6/1/2018		397,849
400	M	Newmont Mining Corp., 5.125%, 10/1/2019		457,011
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		533,658
		Vale Overseas, Ltd.:
400	M	5.625%, 9/15/2019		452,007
200	M	4.375%, 1/11/2022		211,232
400	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	429,343
				3,033,752
		Real Estate Investment Trusts-5.5%
500	M	Boston Properties, LP, 5.875%, 10/15/2019		598,873
400	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		445,799
500	M	HCP, Inc., 5.375%, 2/1/2021		571,384
400	M	ProLogis, LP, 6.625%, 5/15/2018		478,502
400	M	Simon Property Group, LP, 5.75%, 12/1/2015		452,789
400	M	Ventas Realty, LP, 4.75%, 6/1/2021		440,381
				2,987,728
		Retail-General Merchandise-1.6%
300	M	GAP, Inc., 5.95%, 4/12/2021		334,741
400	M	Home Depot, Inc., 5.875%, 12/16/2036		528,967
				863,708
		Telecommunications-3.4%
400	M	BellSouth Corp., 6.55%, 6/15/2034		485,053
105	M	BellSouth Telecommunications, 6.375%, 6/1/2028		125,751
300	M	Deutsche Telekom International Finance BV, 4.875%, 3/6/2042	(a)	323,846
309	M	GTE Corp., 6.84%, 4/15/2018		390,912
400	M	Verizon New York, Inc., 7.375%, 4/1/2032		531,854
				1,857,416
		Transportation-2.2%
300	M	Con-way, Inc., 7.25%, 1/15/2018		351,651
400	M	GATX Corp., 4.75%, 6/15/2022		423,504
400	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	400,065
				1,175,220
		Utilities-5.3%
400	M	Arizona Public Service Co., 4.5%, 4/1/2042		433,650
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	363,607
300	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	367,474
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		454,826
		Great River Energy Co.:
113	M	5.829%, 7/1/2017	(a)	122,174
298	M	4.478%, 7/1/2030	(a)	332,561
400	M	Ohio Power Co., 5.375%, 10/1/2021		490,600
200	M	Sempra Energy, 9.8%, 2/15/2019		282,368
				2,847,260
		Waste Management-.5%
265	M	Republic Services, Inc., 3.8%, 5/15/2018		295,033
Total Value of Corporate Bonds (cost $48,584,868)		99.2%		53,727,480
Other Assets, Less Liabilities		.8		453,681
Net Assets		100.0%		$ 54,181,161

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2012, the Fund held twenty-seven 144A securities with an aggregate value of $9,694,427 representing 17.9% of the Fund's net assets.

At September 30, 2012, the cost of investments for federal income tax purposes was
$48,584,868. Accumulated net unrealized appreciation on investments was
$5,142,612, consisting of $5,170,819 gross unrealized appreciation and $28,207 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$53,727,480	$-	$53,727,480

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2012

Shares		Security	Value
		COMMON STOCKS-97.1%
		Consumer Discretionary-11.3%
11,560	*	Bed Bath & Beyond, Inc.	$ 728,280
11,575		Home Depot, Inc.	698,783
10,700		Mattel, Inc.	379,636
13,980		Ross Stores, Inc.	903,108
			2,709,807
		Consumer Staples-12.4%
33,000	*	Dean Foods Company	539,550
8,390		Ingredion, Inc.	462,792
6,100		Kimberly-Clark Corporation	523,258
21,800		Kroger Company	513,172
9,350		Whole Foods Market, Inc.	910,690
			2,949,462
		Energy-7.8%
4,650		Chevron Corporation	542,004
4,060		ExxonMobil Corporation	371,287
6,080		Helmerich & Payne, Inc.	289,469
4,350		Noble Energy, Inc.	403,289
2,880		Occidental Petroleum Corporation	247,853
			1,853,902
		Financials-10.8%
10,250		American Express Company	582,815
18,300		BB&T Corporation	606,828
17,630		East West Bancorp, Inc.	372,346
6,200		Travelers Companies, Inc.	423,212
17,500		U.S. Bancorp	600,250
			2,585,451
		Health Care-14.0%
7,090		Cooper Companies, Inc.	669,721
4,900		Johnson & Johnson	337,659
5,920		McKesson Corporation	509,298
11,700		Omnicare, Inc.	397,449
16,300		ResMed, Inc.	659,661
9,010	*	Watson Pharmaceuticals, Inc.	767,292
			3,341,080
		Industrials-9.7%
9,940	*	AGCO Corporation	471,951
9,200	*	Alaska Air Group, Inc.	322,552
16,920		AMETEK, Inc.	599,814
13,700		Robert Half International, Inc.	364,831
6,800		Wabtec Corporation	545,972
			2,305,120
		Information Technology-25.2%
2,400		Apple, Inc.	1,601,424
45,900	*	Cadence Design Systems, Inc.	590,503
10,100	*	Check Point Software Technologies, Ltd.	486,416
3,690		International Business Machines Corporation	765,490
9,010		Motorola Solutions, Inc.	455,455
17,890	*	Nuance Communications, Inc.	445,282
17,700		Oracle Corporation	557,373
18,310	*	TIBCO Software, Inc.	553,511
5,700	*	VMware, Inc. - Class "A"	551,418
			6,006,872
		Materials-3.5%
3,720		CF Industries Holdings, Inc.	826,733
		Utilities-2.4%
27,500		Centerpoint Energy, Inc.	585,750
Total Value of Common Stocks (cost $17,750,980)		97.1%	23,164,177
Other Assets, Less Liabilities		2.9	688,208
Net Assets		100.0%	$ 23,852,385

*	Non-income producing

At September 30, 2012, the cost of investments for federal income tax purposes was $17,751,500. Accumulated net unrealized
appreciation on investments was $5,412,677, consisting of
$5,581,265 gross unrealized appreciation and $168,588 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,164,177	$-	$-	$23,164,177

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2012

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--58.8%
		Agency For International Development - Israel:
$698	M	9/15/2015	0.64%		$ 684,862
2,234	M	11/15/2015	0.67		2,188,000
		Fannie Mae:
243	M	8/12/2015	0.74		237,929
600	M	9/23/2015	0.75		586,813
3,033	M	11/15/2015	0.77		2,961,321
650	M	Federal Judiciary Office Building, 2/15/2015	1.09		633,445
		Freddie Mac:
550	M	3/15/2015	0.75		540,014
930	M	9/15/2015	0.79		908,471
830	M	9/15/2015	0.79		810,788
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.11		203,976
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	0.70		196,710
2,727	M	Resolution Funding Corporation, 10/15/2015	0.39		2,694,810
2,000	M	Tennessee Valley Authority, 11/1/2015	0.81		1,950,530
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $12,626,299)					14,597,669
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--41.5%
10,405	M	U.S. Treasury Strips, 11/15/2015 (cost $8,725,794)	0.27		10,317,067
Total Value of Investments (cost $21,352,093)		100.3%			24,914,736
Excess of Liabilities Over Other Assets		(0.3)			(81,761)
Net Assets		100.0%			$ 24,832,975

+	The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2012.

At September 30, 2012, the cost of investments for federal income tax purposes was $21,365,859. Accumulated net unrealized
appreciation on investments was $3,548,877, consisting of
entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$14,597,669	$-	$14,597,669
U.S. Government
Zero Coupon Obligations	-	10,317,067	-	10,317,067
Total Investments in Securities	$-	$24,914,736	$-	$24,914,736

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq
Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices.
Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock
Exchange that could have a material impact on the value of any securities that are held by the Funds.
Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and
Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC
820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation
Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of September 30, 2012, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2012